Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
September 30, 2021
NMI-NPRT3-1121
1.808781.117
Nonconvertible Bonds - 32.1%
	Principal Amount (a)	Value ($)
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)	24,149,125	22,134,484
8.75% 4/4/24 (b)	23,091,000	20,666,445
TOTAL ARGENTINA		42,800,929
Azerbaijan - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	29,424,000	34,605,566
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	5,000,000	5,207,700
6.95% 3/18/30 (Reg. S)	11,845,000	14,551,583
TOTAL AZERBAIJAN		54,364,849
Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	24,284,000	26,520,921
7.625% 11/7/24 (b)	22,230,000	24,307,394
TOTAL BAHRAIN		50,828,315
Bailiwick of Jersey - 0.1%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	6,500,000	6,386,250

Bermuda - 0.6%
GeoPark Ltd. 6.5% 9/21/24 (b)	8,825,000	9,036,248
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	6,260,000	6,784,275
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	11,930,000	12,168,600
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	7,000,000	7,080,500
TOTAL BERMUDA		35,069,623
Brazil - 0.6%
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	18,850,000	18,953,675
Natura Cosmeticos SA 4.125% 5/3/28 (b)	17,430,000	17,610,836
TOTAL BRAZIL		36,564,511
British Virgin Islands - 1.8%
1MDB Global Investments Ltd. 4.4% 3/9/23	98,900,000	99,413,044
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	12,435,000	12,494,066
TOTAL BRITISH VIRGIN ISLANDS		111,907,110
Canada - 0.8%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)	42,303,000	43,043,303
Gran Colombia Gold Corp. 6.875% 8/9/26 (b)	4,000,000	4,010,000
TOTAL CANADA		47,053,303
Cayman Islands - 1.5%
Baidu, Inc.:
1.72% 4/9/26	9,665,000	9,658,911
2.375% 10/9/30	7,240,000	7,094,766
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	8,060,000	8,604,050
3.875% 7/18/29 (Reg. S)	16,365,000	17,621,014
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	6,960,000	7,163,580
Lamar Funding Ltd. 3.958% 5/7/25 (b)	6,200,000	6,179,850
Meituan:
2.125% 10/28/25 (b)	13,535,000	13,169,555
3.05% 10/28/30 (b)	10,295,000	9,537,674
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	7,735,000	7,743,702
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	6,491,650	6,783,774
TOTAL CAYMAN ISLANDS		93,556,876
Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	5,240,000	5,401,458
3.15% 1/15/51 (b)	5,255,000	4,808,325
3.7% 1/30/50 (b)	11,035,000	11,202,594
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	6,550,000	6,713,750
5.125% 1/15/28 (b)	13,717,000	14,486,867
TOTAL CHILE		42,612,994
Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)	6,540,000	6,694,508

Georgia - 0.4%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)	19,060,000	20,108,300
Silknet JSC 11% 4/2/24 (Reg. S)	1,800,000	1,950,750
TOTAL GEORGIA		22,059,050
Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	5,500,000	5,710,100

Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32	3,195,000	182,221
2.5% 6/26/28	3,195,000	623,624
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)	10,615,000	12,193,981
PT Adaro Indonesia 4.25% 10/31/24 (b)	12,520,000	12,780,573
TOTAL INDONESIA		25,780,399
Ireland - 0.3%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	9,500,000	9,784,525
SUEK Securities DAC 3.375% 9/15/26 (b)	9,885,000	9,853,961
TOTAL IRELAND		19,638,486
Israel - 0.7%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	15,080,000	15,457,000
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)	11,735,000	12,204,118
6.125% 6/30/25 (Reg. S) (b)	14,560,000	15,772,207
TOTAL ISRAEL		43,433,325
Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	10,395,000	10,706,850
5.75% 4/19/47 (b)	5,240,000	6,274,900
TOTAL KAZAKHSTAN		16,981,750
Luxembourg - 0.5%
Adecoagro SA 6% 9/21/27 (b)	6,168,000	6,442,862
B2W Digital Lux SARL 4.375% 12/20/30 (b)	16,590,000	16,113,038
Millicom International Cellular SA 4.5% 4/27/31 (b)	8,640,000	9,072,000
TOTAL LUXEMBOURG		31,627,900
Malaysia - 0.4%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	15,305,000	15,164,385
Petronas Capital Ltd. 3.5% 4/21/30 (b)	8,990,000	9,731,046
TOTAL MALAYSIA		24,895,431
Mauritius - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	5,270,000	5,526,254

Mexico - 8.4%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)	710,000	731,433
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	5,805,000	6,269,400
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7641% 3/11/22 (c)(d)	18,662,000	18,712,761
3.5% 1/30/23	15,263,000	15,453,788
4.875% 1/24/22	16,675,000	16,816,738
4.875% 1/18/24	53,483,000	55,364,933
5.375% 3/13/22	5,660,000	5,742,424
6.5% 3/13/27	9,810,000	10,300,500
6.5% 6/2/41	11,163,000	9,859,162
6.625% 6/15/35	137,309,000	130,271,914
6.875% 10/16/25 (b)	11,570,000	12,669,150
6.95% 1/28/60	35,910,000	31,112,424
7.69% 1/23/50	158,450,000	149,244,034
8.625% 2/1/22	30,558,000	31,188,259
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)	28,858,000	16,982,933
TOTAL MEXICO		510,719,853
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)	4,080,000	4,361,265

Morocco - 0.2%
OCP SA 3.75% 6/23/31 (b)	10,095,000	10,069,763

Netherlands - 1.2%
Embraer Netherlands Finance BV 5.05% 6/15/25	5,500,000	5,788,063
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)	21,155,000	21,734,118
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	3,665,000	4,929,425
Metinvest BV 7.75% 4/23/23 (b)	5,616,000	5,917,158
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)	42,004,000	11,551,100
Prosus NV:
3.061% 7/13/31 (b)	6,215,000	6,059,625
3.832% 2/8/51 (b)	7,355,000	6,649,472
VimpelCom Holdings BV:
3.375% 11/25/27 (b)	9,200,000	9,321,624
7.25% 4/26/23 (b)	2,410,000	2,580,074
TOTAL NETHERLANDS		74,530,659
Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)	4,705,000	4,731,819

Oman - 0.1%
Oman Oil Co. 5.125% 5/6/28 (b)	3,780,000	3,813,075

Panama - 0.3%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	6,810,000	6,926,196
5.125% 8/11/61 (b)	5,020,000	5,265,666
Cable Onda SA 4.5% 1/30/30 (b)	8,660,000	9,062,149
TOTAL PANAMA		21,254,011
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	4,000,000	4,174,500

Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	4,435,000	4,577,197

Qatar - 1.2%
Qatar Petroleum:
1.375% 9/12/26 (b)	12,840,000	12,755,256
2.25% 7/12/31 (b)	22,250,000	22,011,035
3.3% 7/12/51 (b)	36,535,000	36,778,871
TOTAL QATAR		71,545,162
Saudi Arabia - 2.1%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	16,675,000	16,654,156
3.5% 4/16/29 (b)	74,226,000	79,667,694
4.25% 4/16/39 (b)	14,375,000	16,058,313
4.375% 4/16/49 (b)	11,864,000	13,465,640
TOTAL SAUDI ARABIA		125,845,803
South Africa - 1.2%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)	73,928,000	75,951,779

Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	8,295,000	8,139,469

Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)	1,114,000	941,330

Turkey - 0.6%
Export Credit Bank of Turkey 4.25% 9/18/22 (Reg. S)	5,000,000	5,075,000
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)	7,597,000	7,727,573
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)	24,088,000	24,408,672
TOTAL TURKEY		37,211,245
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	3,480,000	3,981,990

United Kingdom - 1.5%
Antofagasta PLC 2.375% 10/14/30 (b)	15,695,000	15,145,675
Biz Finance PLC 9.625% 4/27/22 (b)	10,296,333	10,468,797
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	9,060,000	9,331,800
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)	12,720,000	12,902,850
7.625% 11/8/26 (b)	7,055,000	7,001,206
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)	3,605,100	3,753,360
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	6,255,000	6,255,000
Tullow Oil PLC 10.25% 5/15/26 (b)	25,350,000	26,364,000
TOTAL UNITED KINGDOM		91,222,688
United States of America - 2.2%
Azul Investments LLP:
5.875% 10/26/24 (b)	22,223,000	20,949,344
7.25% 6/15/26 (b)	6,345,000	6,059,475
Citgo Holding, Inc. 9.25% 8/1/24 (b)	16,833,000	16,959,248
DAE Funding LLC 1.55% 8/1/24 (b)	6,275,000	6,217,647
JBS U.S.A. Food Co.:
5.75% 1/15/28 (b)	9,500,000	9,975,095
7% 1/15/26 (b)	3,000,000	3,136,350
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	38,909,000	37,936,275
MercadoLibre, Inc. 2.375% 1/14/26	4,655,000	4,579,356
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	4,175,000	4,590,673
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	16,375,000	16,572,319
5.875% 3/27/24	7,025,000	7,373,177
TOTAL UNITED STATES OF AMERICA		134,348,959
Venezuela - 0.7%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)	152,515,000	8,388,325
5.5% 4/12/37 (e)	184,250,000	10,133,750
6% 5/16/24 (b)(e)	105,540,000	5,804,700
6% 11/15/26 (Reg. S) (e)	89,700,000	4,933,500
8.5% 10/27/20 (Reg. S) (e)	20,540,000	4,929,600
9% 11/17/21 (Reg. S) (e)	48,700,000	2,678,500
9.75% 5/17/35 (b)(e)	71,700,000	3,943,500
12.75% 2/17/22 (b)(e)	53,000,000	2,915,000
TOTAL VENEZUELA		43,726,875
TOTAL NONCONVERTIBLE BONDS (Cost $2,211,662,711)		1,954,639,405

Government Obligations - 56.9%
		Principal Amount (a)	Value ($)
Angola - 0.9%
Angola Republic:
8.25% 5/9/28 (b)		18,775,000	19,429,778
9.375% 5/8/48 (b)		10,330,000	10,625,696
9.5% 11/12/25 (b)		23,865,000	26,211,228
TOTAL ANGOLA			56,266,702
Argentina - 2.7%
Argentine Republic:
0.5% 7/9/30 (f)		255,838,473	93,381,043
1% 7/9/29		34,029,628	13,033,348
1.125% 7/9/35 (f)		92,085,665	30,019,927
2% 1/9/38 (f)		53,139,088	20,485,118
Buenos Aires Province 3.9% 9/1/37 (b)(f)		13,320,000	6,042,285
Provincia de Cordoba 5% 12/10/25 (b)(f)		5,865,241	4,442,187
TOTAL ARGENTINA			167,403,908
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		2,630,000	2,992,940

Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		20,570,000	20,689,563

Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		10,240,000	10,378,240

Benin - 0.4%
Republic of Benin 4.875% 1/19/32 (b)	EUR	18,925,000	21,812,165

Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	5,281,069
3.375% 8/20/50 (b)		5,015,000	5,025,343
3.717% 1/25/27 (b)		7,900,000	8,558,169
TOTAL BERMUDA			18,864,581
Brazil - 1.9%
Brazilian Federative Republic:
2.875% 6/6/25		7,060,000	7,215,320
3.875% 6/12/30		16,090,000	15,580,148
5% 1/27/45		14,450,000	13,477,334
5.625% 1/7/41		9,434,000	9,527,161
5.625% 2/21/47		12,547,000	12,506,222
7.125% 1/20/37		8,510,000	10,221,574
8.25% 1/20/34		19,436,000	25,847,451
12.25% 3/6/30		13,881,000	22,541,876
TOTAL BRAZIL			116,917,086
Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	14,070,000	15,946,559

China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		13,100,000	12,645,823

Colombia - 1.5%
Colombian Republic:
3% 1/30/30		15,370,000	14,479,501
3.125% 4/15/31		19,000,000	17,762,625
3.25% 4/22/32		15,610,000	14,540,715
3.875% 4/25/27		4,450,000	4,613,538
3.875% 2/15/61		6,730,000	5,442,046
4.125% 5/15/51		6,805,000	5,864,209
5% 6/15/45		18,315,000	17,831,942
6.125% 1/18/41		6,410,000	7,050,199
7.375% 9/18/37		3,680,000	4,516,740
TOTAL COLOMBIA			92,101,515
Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		10,328,000	9,132,534
6.125% 2/19/31 (b)		3,000,000	3,077,438
7% 4/4/44 (b)		4,575,000	4,511,522
TOTAL COSTA RICA			16,721,494
Dominican Republic - 2.7%
Dominican Republic:
4.5% 1/30/30 (b)		5,720,000	5,803,298
4.875% 9/23/32 (b)		10,930,000	11,150,649
5.875% 1/30/60 (b)		5,955,000	5,814,685
5.95% 1/25/27 (b)		24,724,000	27,752,690
6% 7/19/28 (b)		18,101,000	20,363,625
6.4% 6/5/49 (b)		6,013,000	6,367,391
6.5% 2/15/48 (b)		2,145,000	2,291,530
6.5% 2/15/48 (Reg. S)		15,510,000	16,569,527
6.85% 1/27/45 (b)		16,129,000	17,996,940
6.875% 1/29/26 (b)		19,584,000	22,598,712
7.45% 4/30/44 (b)		20,824,000	24,875,570
TOTAL DOMINICAN REPUBLIC			161,584,617
Ecuador - 0.9%
Ecuador Republic:
1% 7/31/35 (b)(f)		36,090,000	23,458,500
5% 7/31/30 (b)(f)		36,510,000	30,577,125
TOTAL ECUADOR			54,035,625
Egypt - 3.8%
Arab Republic of Egypt:
, yield at date of purchase 12.2504% to 13.0204% 11/23/21 to 3/8/22	EGP	428,275,000	26,375,124
5.8% 9/30/27 (b)		14,485,000	14,140,981
7.0529% 1/15/32 (b)		4,740,000	4,568,175
7.5% 1/31/27 (b)		89,074,000	93,639,043
7.6003% 3/1/29 (b)		40,319,000	41,528,570
7.903% 2/21/48 (b)		12,090,000	10,941,450
8.5% 1/31/47 (b)		34,441,000	32,977,258
8.7002% 3/1/49 (b)		6,020,000	5,809,300
TOTAL EGYPT			229,979,901
El Salvador - 0.5%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	1,879,963
7.1246% 1/20/50 (b)		8,578,000	5,918,820
7.625% 2/1/41 (b)		11,695,000	8,303,450
7.75% 1/24/23 (b)		17,370,000	14,677,650
TOTAL EL SALVADOR			30,779,883
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		17,750,000	18,868,250
6.625% 2/6/31 (b)		4,030,000	3,958,971
TOTAL GABON			22,827,221
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		12,435,000	12,559,350

Ghana - 0.8%
Ghana Republic:
7.75% 4/7/29 (b)		14,450,000	13,727,500
8.125% 1/18/26 (b)		22,101,924	22,333,994
10.75% 10/14/30 (b)		11,025,000	13,287,192
TOTAL GHANA			49,348,686
Guatemala - 0.2%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,500,000	2,704,375
5.375% 4/24/32 (b)		5,270,000	5,891,860
6.125% 6/1/50 (b)		5,650,000	6,496,794
TOTAL GUATEMALA			15,093,029
Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		6,405,000	6,652,393

Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		6,240,000	6,143,670

Indonesia - 4.0%
Indonesian Republic:
3.85% 10/15/30		14,805,000	16,487,218
4.1% 4/24/28		27,280,000	30,609,865
5.125% 1/15/45 (b)		26,042,000	31,466,874
5.95% 1/8/46 (b)		6,230,000	8,421,403
6.625% 2/17/37		15,086,000	20,562,218
6.75% 1/15/44 (b)		6,465,000	9,357,279
7.75% 1/17/38 (b)		36,057,000	53,607,745
8.5% 10/12/35 (b)		46,486,000	72,570,457
TOTAL INDONESIA			243,083,059
Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,298,188	12,806,155

Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	15,110,000	18,233,405
6.125% 6/15/33 (b)		8,860,000	9,332,349
6.375% 3/3/28 (b)		8,260,000	9,072,061
TOTAL IVORY COAST			36,637,815
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		7,985,000	9,294,041
7.875% 7/28/45		7,490,000	10,391,439
TOTAL JAMAICA			19,685,480
Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		15,855,000	16,489,200
6.125% 1/29/26 (b)		8,480,000	9,125,540
TOTAL JORDAN			25,614,740
Kenya - 0.8%
Republic of Kenya:
6.875% 6/24/24 (b)		17,265,000	18,919,203
7% 5/22/27 (b)		18,870,000	20,389,035
7.25% 2/28/28 (b)		7,775,000	8,544,239
TOTAL KENYA			47,852,477
Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (e)		8,540,000	1,408,033
6% 1/27/23 (e)		5,256,000	867,240
6.1% 10/4/22 (e)		22,896,000	3,777,840
6.2% 2/26/25 (Reg. S) (e)		5,669,000	935,385
6.375% 12/31/49 (e)		35,061,000	5,769,726
6.65% 11/3/28(Reg. S) (e)		3,000,000	495,000
6.75% 11/29/27 (Reg. S) (e)		3,000,000	495,000
TOTAL LEBANON			13,748,224
Mexico - 2.3%
United Mexican States:
3.25% 4/16/30		19,910,000	20,380,374
3.75% 1/11/28		18,765,000	20,433,912
4.5% 4/22/29		10,460,000	11,746,580
4.75% 4/27/32		5,375,000	6,046,203
5.75% 10/12/2110		10,595,000	12,037,244
6.05% 1/11/40		42,348,000	51,871,007
8% 12/7/23	MXN	300,500,000	15,071,950
TOTAL MEXICO			137,587,270
Mongolia - 0.2%
Mongolia Government:
3.5% 7/7/27 (b)		8,675,000	8,382,219
5.125% 4/7/26 (b)		4,015,000	4,206,154
5.625% 5/1/23 (b)		1,615,000	1,693,529
TOTAL MONGOLIA			14,281,902
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		14,200,000	13,898,250
3% 12/15/32 (b)		3,190,000	3,026,513
4% 12/15/50 (b)		3,385,000	3,084,581
5.5% 12/11/42 (b)		5,750,000	6,462,641
TOTAL MOROCCO			26,471,985
Nigeria - 1.7%
Republic of Nigeria:
6.125% 9/28/28 (b)		13,115,000	13,131,394
6.5% 11/28/27 (b)		20,043,000	20,698,156
7.143% 2/23/30 (b)		6,415,000	6,534,479
7.625% 11/21/25 (b)		54,732,000	60,403,604
TOTAL NIGERIA			100,767,633
Oman - 2.0%
Sultanate of Oman:
3.875% 3/8/22 (b)		3,740,000	3,755,895
4.125% 1/17/23 (b)		7,000,000	7,121,625
4.75% 6/15/26 (b)		14,188,000	14,483,288
4.875% 2/1/25 (b)		6,585,000	6,829,057
5.375% 3/8/27 (b)		18,189,000	18,891,550
5.625% 1/17/28 (b)		18,120,000	18,822,150
6% 8/1/29 (b)		11,510,000	12,051,689
6.25% 1/25/31 (b)		3,020,000	3,223,850
6.5% 3/8/47 (b)		12,205,000	11,738,159
6.75% 1/17/48 (b)		23,560,000	23,225,743
TOTAL OMAN			120,143,006
Pakistan - 1.1%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		37,385,000	37,015,262
8.25% 4/15/24 (b)		14,680,000	15,673,653
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		12,025,000	12,020,190
5.625% 12/5/22 (b)		3,900,000	3,990,919
TOTAL PAKISTAN			68,700,024
Panama - 0.4%
Panamanian Republic:
2.252% 9/29/32		20,245,000	18,996,137
3.87% 7/23/60		7,200,000	7,028,100
TOTAL PANAMA			26,024,237
Paraguay - 0.7%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	5,618,993
4.95% 4/28/31 (b)		21,130,000	23,775,212
5.4% 3/30/50 (b)		9,115,000	10,446,929
5.6% 3/13/48 (b)		2,315,000	2,673,536
TOTAL PARAGUAY			42,514,670
Peru - 1.3%
Peruvian Republic:
2.783% 1/23/31		40,970,000	40,606,391
3.3% 3/11/41		33,390,000	32,371,605
7.35% 7/21/25		4,300,000	5,197,088
TOTAL PERU			78,175,084
Qatar - 3.2%
State of Qatar:
3.75% 4/16/30 (b)		54,140,000	61,120,676
4% 3/14/29 (b)		24,755,000	28,121,680
4.4% 4/16/50 (b)		19,070,000	23,193,888
4.5% 4/23/28 (b)		10,970,000	12,792,391
4.817% 3/14/49 (b)		38,811,000	49,830,898
5.103% 4/23/48 (b)		11,510,000	15,252,908
9.75% 6/15/30 (Reg. S)		3,827,000	6,076,080
TOTAL QATAR			196,388,521
Romania - 0.7%
Romanian Republic:
3% 2/14/31 (b)		34,824,000	35,494,362
3.375% 1/28/50 (Reg. S)	EUR	5,550,000	6,324,374
TOTAL ROMANIA			41,818,736
Russia - 3.5%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		32,000,000	35,664,000
4.375% 3/21/29(Reg. S)		20,800,000	23,576,800
5.1% 3/28/35 (b)		21,200,000	25,377,725
5.1% 3/28/35(Reg. S)		32,400,000	38,784,825
5.25% 6/23/47 (b)		23,600,000	29,917,425
5.25% 6/23/47(Reg. S)		14,200,000	18,001,163
5.625% 4/4/42 (b)		33,100,000	42,850,019
TOTAL RUSSIA			214,171,957
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		10,830,000	11,285,537

Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	17,670,325
3.625% 3/4/28 (b)		9,976,000	10,948,660
3.75% 1/21/55 (b)		19,480,000	20,307,900
4% 4/17/25 (b)		9,065,000	9,921,643
4.5% 10/26/46 (b)		14,169,000	16,312,061
4.5% 4/22/60 (b)		10,670,000	12,723,975
TOTAL SAUDI ARABIA			87,884,564
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		11,740,000	10,957,089

South Africa - 0.1%
South African Republic 4.85% 9/30/29		8,535,000	8,760,644

Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		6,770,000	4,128,854
7.85% 3/14/29 (b)		13,275,000	8,079,497
TOTAL SRI LANKA			12,208,351
Turkey - 5.4%
Turkish Republic:
3.25% 3/23/23		64,445,000	64,034,163
4.25% 3/13/25		44,120,000	42,666,798
4.75% 1/26/26		13,535,000	13,027,438
4.875% 10/9/26		10,000,000	9,558,125
4.875% 4/16/43		21,540,000	16,731,195
5.125% 6/22/26 (b)		6,780,000	6,780,000
5.125% 2/17/28		14,310,000	13,547,993
5.6% 11/14/24		12,070,000	12,204,279
5.75% 3/22/24		11,335,000	11,577,994
5.75% 5/11/47		35,075,000	28,976,334
5.95% 1/15/31		12,460,000	11,712,400
6% 3/25/27		10,000,000	9,967,500
6% 1/14/41		22,183,000	19,157,793
6.125% 10/24/28		8,780,000	8,671,896
6.35% 8/10/24		20,635,000	21,354,646
6.375% 10/14/25		14,630,000	14,993,921
7.25% 12/23/23		11,832,000	12,581,114
7.375% 2/5/25		10,509,000	11,131,658
TOTAL TURKEY			328,675,247
Ukraine - 3.2%
Ukraine Government:
1.258% 5/31/40 (b)(c)		5,135,000	5,574,043
6.876% 5/21/29 (b)		7,670,000	7,769,710
7.253% 3/15/33 (b)		15,850,000	15,986,706
7.375% 9/25/32 (b)		11,640,000	11,871,345
7.75% 9/1/22 (b)		30,989,000	32,228,560
7.75% 9/1/23 (b)		44,771,000	47,860,199
7.75% 9/1/24 (b)		35,377,000	38,269,070
7.75% 9/1/25 (b)		7,275,000	7,907,925
7.75% 9/1/26 (b)		7,360,000	7,977,780
7.75% 9/1/27 (b)		5,826,000	6,304,096
9.75% 11/1/28 (b)		8,790,000	10,316,164
TOTAL UKRAINE			192,065,598
United Arab Emirates - 1.7%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		17,995,000	17,347,180
3.125% 4/16/30 (b)		26,855,000	29,137,675
3.125% 9/30/49 (b)		42,178,000	42,264,992
3.875% 4/16/50 (b)		12,465,000	14,247,495
TOTAL UNITED ARAB EMIRATES			102,997,342
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		15,135,000	19,257,396

Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	7,148,400
3.9% 10/19/31 (b)		12,625,000	12,277,686
4.75% 2/20/24 (b)		6,095,000	6,378,418
TOTAL UZBEKISTAN			25,804,504
Venezuela - 0.9%
Venezuelan Republic:
6% 12/31/49 (e)		17,250,000	1,725,000
7% 3/31/38 (e)		18,925,000	1,916,156
7.65% 4/21/25 (e)		34,825,000	3,526,031
7.75% 12/31/49 (Reg. S) (e)		29,380,000	2,938,000
8.25% 10/13/24 (e)		30,860,000	3,086,000
9% 5/7/23 (Reg. S) (e)		43,195,000	4,319,500
9.25% 9/15/27 (e)		62,675,000	6,267,500
9.25% 5/7/28 (Reg. S) (e)		70,265,000	7,114,331
9.375% 1/13/34 (e)		46,005,000	4,658,006
11.75% 10/21/26 (Reg. S) (e)		65,000,000	6,581,250
11.95% 8/5/31 (Reg. S) (e)		87,250,000	8,834,063
12.75% 8/23/22 (e)		42,425,000	4,242,500
TOTAL VENEZUELA			55,208,337
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		8,115,000	6,248,550

TOTAL GOVERNMENT OBLIGATIONS (Cost $3,686,026,245)			3,469,571,085

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
Cayman Islands - 1.2%
Banco Do Brasil SA 6.25% (b)(c)(g)	8,960,000	8,915,200
Banco Mercantil del Norte SA:
6.75% (b)(c)(g)	9,000,000	9,505,125
6.875% (b)(c)(g)	5,745,000	5,882,521
Cosan Overseas Ltd. 8.25% (g)	26,110,000	26,604,458
DP World Salaam 6% (Reg. S) (c)(g)	13,905,000	15,243,356
Itau Unibanco Holding SA 6.125% (b)(c)(g)	6,510,000	6,580,389
TOTAL CAYMAN ISLANDS		72,731,049
Ireland - 0.1%
Tinkoff Credit Systems 6% (b)(c)(g)	6,660,000	6,656,004

Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(g)	16,320,000	16,524,000

TOTAL PREFERRED SECURITIES (Cost $93,762,160)		95,911,053

Money Market Funds - 8.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h) (Cost $521,078,423)	521,002,610	521,106,811

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $6,512,529,539)	6,041,228,354
NET OTHER ASSETS (LIABILITIES) - 0.9%	52,902,497
NET ASSETS - 100.0%	6,094,130,851

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
MXN	-	Mexican peso

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,441,704,799 or 56.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	352,672,620	3,825,594,433	3,657,161,090	221,731	848	-	521,106,811	0.8%
Total	352,672,620	3,825,594,433	3,657,161,090	221,731	848	-	521,106,811

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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